Financial Instrument Risk Management - Equities by Issuer Country (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 168,785	$ 152,785
Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,631	4,787
Other invested assets | Available-for-sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	262	313
Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,369	4,474
Canada | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,079	2,835
Canada | Other invested assets | Available-for-sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	15	22
Canada | Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,064	2,813
United States | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,194	687
United States | Other invested assets | Available-for-sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	148	137
United States | Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,046	550
United Kingdom | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	169	137
United Kingdom | Other invested assets | Available-for-sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	6	5
United Kingdom | Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	163	132
Other countries | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,189	1,128
Other countries | Other invested assets | Available-for-sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	93	149
Other countries | Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2,096	$ 979